Revision - Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash, cash equivalents and restricted cash	$ 163,170				$ 33,807	$ 29,192	$ 3,403
Accounts receivable, net of unpaid service provider costs 1	133,433				67,353
Inventory	1,107				922
Prepaid expenses and other current assets	19,525				8,937
Total current assets	317,235				111,019
Property and equipment, net	85,261				38,126
Goodwill	769,667				234,328
Payor relationships, net	576,648				189,570
Other intangibles, net	248,973				36,785
Other assets	13,582				4,362
Total assets	2,143,539				614,190
Current liabilities:
Current portion of notes payable	6,493				4,800
Current portion of equipment loans	510				314
Current portion of finance lease liabilities	1,295				876
Current portion of contingent consideration	3,123				0
Accounts payable and accrued expenses 2	72,772				31,370
Deferred revenue	1,815				988
Current portions due to sellers 3	25,414				26,554
Current portion of operating lease liabilities	15,275				0
Other current liabilities	34,339				2,278
Total current liabilities	161,036				67,180
Notes payable, net of current portion and debt issuance costs	915,266				456,745
Equipment loans, net of current portion	1,329				873
Long term portion of finance lease liabilities	2,181				1,580
Deferred revenue, net of current portion	4,244				4,277
Due to sellers, net of current portion	479				13,976
Contingent consideration	35,300				5,172
Other liabilities	22,057				14,762
Total liabilities	1,344,971				564,565
Stockholders' Equity / Members' Capital
Members' capital	0				157,591
Accumulated deficit	(78,760)				(107,832)
Notes receivable, related parties	0				(134)
Total member's capital	798,568				49,625	86,834	37,770
Total Liabilities and Stockholders' Equity / Members' Capital	$ 2,143,539				614,190
As Previously Reported
Current assets:
Cash, cash equivalents and restricted cash		$ 208,913	$ 319,277	$ 6,602	33,807	$ 29,192	$ 3,403
Accounts receivable, net of unpaid service provider costs 1		223,644	131,831	88,007	76,709
Inventory		1,777	1,176	1,023	922
Prepaid expenses and other current assets		30,788	20,105	15,383	8,937
Total current assets		465,122	472,389	111,015	120,375
Property and equipment, net		64,156	46,358	40,247	38,126
Goodwill		765,511	546,312	235,127	234,328
Payor relationships, net		584,265	395,185	187,051	189,570
Other intangibles, net		256,327	194,315	35,778	36,785
Other assets		4,703	4,654	7,522	4,362
Total assets		2,140,084	1,659,213	616,740	623,546
Current liabilities:
Current portion of notes payable		6,493	5,488	4,800	4,800
Current portion of equipment loans		513	324	319	314
Current portion of finance lease liabilities		1,006	978	973	876
Current portion of contingent consideration		8,406	12,347	3,046	0
Accounts payable and accrued expenses 2		76,654	46,465	39,870	33,180
Deferred revenue		1,815	1,313	1,313	988
Current portions due to sellers 3		24,687	22,020	34,798	27,129
Current portion of operating lease liabilities					0
Other current liabilities		20,000	3,734	1,951	1,333
Total current liabilities		139,574	92,669	87,070	68,620
Notes payable, net of current portion and debt issuance costs		916,111	525,830	456,102	456,745
Equipment loans, net of current portion		1,454	891	791	873
Long term portion of finance lease liabilities		1,559	1,667	1,871	1,580
Deferred revenue, net of current portion		4,698	4,623	4,951	4,277
Due to sellers, net of current portion		170	0	0	13,976
Contingent consideration		38,300	0	2,412	5,172
Other liabilities		36,325	16,471	12,800	11,651
Total liabilities		1,282,071	770,862	569,596	566,005
Stockholders' Equity / Members' Capital
Members' capital		0	0	157,662	157,591
Accumulated deficit		(52,547)	(37,640)	(110,383)	(99,916)
Notes receivable, related parties		0	(136)	(135)	(134)
Total member's capital		858,013	888,351	47,144	57,541
Total Liabilities and Stockholders' Equity / Members' Capital		$ 2,140,084	$ 1,659,213	$ 616,740	623,546
Adjustments
Current assets:
Cash, cash equivalents and restricted cash					0
Accounts receivable, net of unpaid service provider costs 1					(9,356)
Inventory					0
Prepaid expenses and other current assets					0
Total current assets					(9,356)
Property and equipment, net					0
Goodwill					0
Payor relationships, net					0
Other intangibles, net					0
Other assets					0
Total assets					(9,356)
Current liabilities:
Current portion of notes payable					0
Current portion of equipment loans					0
Current portion of finance lease liabilities					0
Current portion of contingent consideration					0
Accounts payable and accrued expenses 2					(1,810)
Deferred revenue					0
Current portions due to sellers 3					(575)
Current portion of operating lease liabilities					0
Other current liabilities					945
Total current liabilities					(1,440)
Notes payable, net of current portion and debt issuance costs					0
Equipment loans, net of current portion					0
Long term portion of finance lease liabilities					0
Deferred revenue, net of current portion					0
Due to sellers, net of current portion					0
Contingent consideration					0
Other liabilities					0
Total liabilities					(1,440)
Stockholders' Equity / Members' Capital
Members' capital					0
Accumulated deficit					(7,916)
Notes receivable, related parties					0
Total member's capital					(7,916)
Total Liabilities and Stockholders' Equity / Members' Capital					$ (9,356)